Commitments	12 Months Ended
Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Commitments	COMMITMENTS
The Company’s minimum payments required under contractual commitments for software subscriptions and other purchase obligations, for the years ended June 30, are as follows:

2023	$1,058
2024	114
$1,172